Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 165.7	SFr 186.9
Assets with discretionary mandates	238.6	223.1
Other assets under management	846.8	804.1
Assets under management (including double counting)	1,251.1	1,214.1	SFr 1,368.7
of which double counting	32.8	48.0
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	165.7	186.9
Assets with discretionary mandates	228.1	220.3
Other assets under management	840.1	789.7
Assets under management (including double counting)	1,233.9	1,196.9	SFr 1,351.1
of which double counting	SFr 32.0	SFr 46.8